Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Separate [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Parent Company Statements of Cash Flows [Line Items]
Net cash flows used in operating activities	$ (12,009)	$ (56,397)	$ (13,143)
Net cash flows provided by/ (used in) investing activities	(300)	4,193	(38,082)
Net cash flows provided by/ (used in) financing activities	1,807	(294)	102,181
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(10,502)	(52,498)	50,956
Cash and cash equivalents at beginning of year	10,652	63,150	12,194
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 150	$ 10,652	$ 63,150